CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISK
CONCENTRATION OF RISK

3.             CONCENTRATION OF RISK

(a)                     Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, available-for-sale investments and amounts due from related parties.  As of December 31, 2011 and 2012, RMB118,893,000 and RMB 137,778,000 (US$22,115,000), respectively, were deposited with major financial institutions located in the PRC, and RMB 36,138,000 and RMB 56,609,000 (US$9,086,000), respectively, were deposited with in the major financial institutions located in the Hong Kong Special Administration Region, and RMB 3,779,000 and RMB 15,319,000 (US$ 2,459,000), respectively held in the major financial institutions in United States of America, and RMB 233,721,000 and RMB 107,416,000 (US$17,241,000), respectively held in the major financial institutions located in Europe. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions.  Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law.  Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy.  In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006.  Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased.  In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(b)                     Business, supplier, customer, and economic risk

The Company participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements.  The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows:

(i)                         Business Risk - Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services.  If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii)                      Supplier Risk - Changes in key telecommunications resources suppliers and certain strategic relationships with telecom carriers. The Company’s operations are dependent upon communications capacity provided by the third-party telecom carriers and third-party controlled end-user access network.  There can be no assurance that the Company are adequately prepared for unexpected increases in bandwidth demands by its customers.  The communications capacity the Company has leased may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers.  Any failure of these network providers to provide the capacity the Company requires may result in a reduction in, or interruption of, service to its customers.  For the years ended on December 31, 2010, 2011 and 2012, 99%, 97% and 94% of bandwidth resources in term of costs were leased from the two major PRC telecom carriers, China Telecom and China Unicom.

(iii)                   Customer Risk - Revenue concentration on certain customers.  The success of the Company’s business going forward will rely in part on Company’s ability to continue to obtain and expand business from existing customers while also attracting new customers.  Although the Company has a diversified base of customers covering its one class of services, such as, web page content services; file transfer services; rich media streaming service; guaranteed application services;  managed internet data services; cloud services; content bridging services; mobile internet solution; and value-added services, the Company does depend on a limited number of customers for a substantial portion of their revenue, and the loss of, or a significant shortfall in demand from, these customers could significantly harm the Company’s results of operations. Details of the revenues for customers accounting for 10% or more of total revenues are as follows:

	Years as of December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	62,923	98,684	82,663	13,268

Details of the accounts receivables for customers accounting for 10% or more of total accounts receivable are as follows:

	Years as of December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Customer A	37,153	46,324	7,436

(iv)                  Emerging or unproven business models of customers.  Many of the Company’s existing and potential customers are pursuing emerging or unproven business models which, if unsuccessful, could lead to a substantial decline in demand for the Company’s services, and the Company’s growth and prospects may be materially and adversely affected.

(v)                     Political, economic and social uncertainties.  The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.  Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.  There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(vi)                  Regulatory restrictions.  The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services.  Accordingly, the Company’s subsidiary, ChinaCache Beijing is currently ineligible to apply for the required licenses for providing content and application delivery services in China.  As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits required to provide content and application delivery services in the PRC.  The PRC Government may also choose at anytime to block access to the Company’s customers’ content which could also materially impact the Company’s ability to generate revenue.

(c)                      Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies.  On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China.  However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(d)                     Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.  The appreciation of the RMB against US$ was approximately 3.1%, 4.6% and 1.0% in the years ended December 31, 2010, 2011 and 2012, respectively.  While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.